Patent Licenses - Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014 (remaining six months)	$ 31
2014		62
2015	62	62
2016	62	62
2017	62	62
2018	62	62
Thereafter	2,200	1,897
Total	$ 2,479	$ 2,207